Label	Element	Value
Destinations Equity Income Fund | Destinations Equity Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Destinations Equity Income Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Primary objective of current income with
Objective, Secondary [Text Block]	oef_ObjectiveSecondaryTextBlock	secondary objective of long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2026
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the “Financial Highlights” section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.
Expense Example [Heading]	oef_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	45.00%
Strategy [Heading]	oef_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying equity securities of both U.S.-based and foreign companies. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.
The Fund employs a “multi-manager” strategy whereby the Adviser allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and that have investment objectives and principal investment strategies consistent with those of the Fund, including open-end funds, closed-end funds and exchange traded funds (ETFs), which may be passively managed (i.e., index-tracking) or actively managed. In addition, ETFs that pay dividends are counted towards the Fund’s non-fundamental investment policy.
ETFs may also be used to transition the Fund’s portfolio or to equitize cash while awaiting an opportunity to purchase securities directly. When determining how to allocate the Fund’s assets between unaffiliated funds and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.
The Fund invests primarily in common stock and preferred stock (of any capitalization), interests in Real Estate Investment Trusts (REITs), foreign securities, depositary receipts, equity-linked notes and derivatives that are believed to be attractively valued and to have the potential for long-term growth. A Sub-adviser employing an actively managed strategy will select securities based on its assessment of one or more of a variety of factors. In selecting investments for purchase and sale, the Fund seeks to deliver a dividend yield that is higher than the broad equity market.
The Fund typically will invest in foreign securities, including securities of issuers located in emerging markets, which often are denominated in currencies other than U.S. dollars. Accordingly, the Sub-advisers will have the ability, at their discretion, to attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions or currency swaps and trading currency futures contracts and options on these futures. However, a Sub-adviser may choose not to, or may be unable to, hedge the Fund’s currency exposure.
A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes the combination of dividend yield and dividend growth becomes inadequate, the investment thesis deteriorates or there is diminished management commitment to the dividend.
The Fund may also lend portfolio securities in an attempt to earn additional income. Any income realized through securities lending may help Fund performance.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	This table compares the Fund’s average annual total returns to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund’s investment strategy.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-877-771-7979
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.destinationsfunds.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns (%) as of December 31, 2024
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
The Fund’s best and worst calendar quarters
Best Quarter: 13.45% (December 31, 2022)
Worst Quarter: (24.39)% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2025 to March 31, 2025 was 4.97%.

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The Fund’s Class I total return (pre-tax) from January 1, 2025 to March 31, 2025
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Mar. 31, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	4.97%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	13.45%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(24.39%)
Performance Table Heading	oef_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Class I and will vary for Class Z.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
This table compares the Fund’s average annual total returns to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund’s investment strategy.
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z.

Destinations Equity Income Fund | Destinations Equity Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Destinations Equity Income Fund | Destinations Equity Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Destinations Equity Income Fund | Destinations Equity Income Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Destinations Equity Income Fund | Destinations Equity Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Destinations Equity Income Fund | Destinations Equity Income Fund | Dividend Income Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Dividend Income Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time.

Destinations Equity Income Fund | Destinations Equity Income Fund | Foreign and Emerging Markets Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign and Emerging Markets Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets. Frontier markets, considered by the Fund to be a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Destinations Equity Income Fund | Destinations Equity Income Fund | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Destinations Equity Income Fund | Destinations Equity Income Fund | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Destinations Equity Income Fund | Destinations Equity Income Fund | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-advisers, the Fund could underperform its benchmark index and/or other Funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

Destinations Equity Income Fund | Destinations Equity Income Fund | Investment Company and Exchange-Traded Funds (ETFs) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment Company and Exchange-Traded Funds (ETFs) Risk. When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

Destinations Equity Income Fund | Destinations Equity Income Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Depositary Receipts Risk. Because the Fund may invest in depositary receipts, to include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Destinations Equity Income Fund | Destinations Equity Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Destinations Equity Income Fund | Destinations Equity Income Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Destinations Equity Income Fund | Destinations Equity Income Fund | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Destinations Equity Income Fund | Destinations Equity Income Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Destinations Equity Income Fund | Destinations Equity Income Fund | Multi-Manager Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Multi-manager Risk. The Adviser may be unable to identify and retain Sub-advisers who achieve superior investment returns relative to other similar Sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Destinations Equity Income Fund | Destinations Equity Income Fund | Real Estate Investment Trusts (REITs) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Real Estate Investment Trusts (REITs) Risk. REITs are trusts that invest primarily in commercial real estate or real estate- related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Destinations Equity Income Fund | Destinations Equity Income Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Preferred Securities Risk. The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Destinations Equity Income Fund | Destinations Equity Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk — that is, the value of convertible securities will move in the direction opposite to movements in interest rates; they are subject to the risk that the issuer will not be able to pay interest or dividends when due; and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Destinations Equity Income Fund | Destinations Equity Income Fund | Mid-Cap Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

Destinations Equity Income Fund | Destinations Equity Income Fund | Small-Cap Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Destinations Equity Income Fund | Destinations Equity Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.

Destinations Equity Income Fund | Destinations Equity Income Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.07%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	327
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	578
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,294
Destinations Equity Income Fund | Destinations Equity Income Fund | Class Z
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	280
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	497
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,119
Destinations Equity Income Fund | FTSE All-World Developed Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.80%
Destinations Equity Income Fund | FTSE All-World High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.41%
Destinations Equity Income Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(5.43%)
Annual Return [Percent]	oef_AnnlRtrPct	21.78%
Annual Return [Percent]	oef_AnnlRtrPct	(4.11%)
Annual Return [Percent]	oef_AnnlRtrPct	22.41%
Annual Return [Percent]	oef_AnnlRtrPct	(1.09%)
Annual Return [Percent]	oef_AnnlRtrPct	5.08%
Annual Return [Percent]	oef_AnnlRtrPct	13.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.32%
Performance Inception Date	oef_PerfInceptionDate	Mar. 20, 2017
Destinations Equity Income Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.12%
Destinations Equity Income Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.49%
Destinations Equity Income Fund | Class Z
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.36%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.84%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.85%	[3]
Performance Inception Date	oef_PerfInceptionDate	Jul. 16, 2018	[3]

[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the “Financial Highlights” section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.
[2]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.
[3]	The Fund’s Class Z shares commenced operations on July 16, 2018